ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

33.    ADDITIONAL INFORMATION – CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as “Investments in subsidiaries “ and the Company’s shares of the profit or loss of subsidiaries are presented as “Share of (loss) / income from subsidiaries” in the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB	USD
				(note 2 (ak))
	(RMB in thousands)
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating expenses	(590,323)	(324,964)	(203,692)	(29,128)

Loss from operations	(590,323)	(324,964)	(203,692)	(29,128)

Share of income from subsidiaries and affiliates	4,055,054	93,252	(4,165,946)	(595,723)

Interest expenses	(19,962)	(25,511)	(5,041)	(721)
Interest income	23,376	15,203	4,886	699
Exchange gain/(loss)	10,831	(26,914)	(6,007)	(859)
Change in fair value of convertible senior notes	(31,188)	323,474	—	—
Income before income taxes	3,447,788	54,540	(4,375,800)	(625,732)
Income tax expenses	(345)	—	(134)	(19)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	3,447,443	54,540	(4,375,934)	(625,751)

Condensed balance sheets:

	December 31, 2024	December 31, 2025
	RMB	RMB	USD
			(note 2 (ak))
	(RMB in thousands)
ASSETS
Current assets:
Cash and cash equivalent	124,313	96,771	13,838
Due from subsidiaries	358,722	130,028	18,593
Other current assets	2,049	2,020	289
Total current assets	485,084	228,819	32,720
Investments in subsidiaries	19,608,702	15,625,438	2,234,408
Total assets	20,093,786	15,854,257	2,267,128

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	26,214	26,674	3,814
Short-term borrowings	162,140	—	—
Convertible senior notes	—	—	—
Other current liabilities	6,523	3,065	438
Total current liabilities	194,877	29,739	4,252

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 211,083,301 and 209,551,893 shares issued as of December 31, 2024 and December 31, 2025, respectively)	29	29	4
Additional paid-in capital	11,245,665	11,834,567	1,692,321
Accumulated other comprehensive loss	225,141	212,071	30,326
Treasury stock, at cost; 5,574,244 and 122,540 ordinary shares as of December 31, 2024 and December 31, 2025	(216,507)	(3,970)	(568)
Retained earnings	8,644,581	3,781,821	540,793
Total shareholders’ equity	19,898,909	15,824,518	2,262,876

Total liabilities and shareholders’ equity	20,093,786	15,854,257	2,267,128

The current balances of due from subsidiaries represented loans to its subsidiaries which are expected to be collected within twelve months.

Other current liabilities represented accrual for unpaid convertible senior notes interest and professional service fees.

Condensed cash flow:

Condensed statements of cash flows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(note 2 (ak))
	(RMB in thousands)
Cash flows from operating activities:
Net income	3,447,443	54,540	(4,375,934)	(625,751)
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	582,596	319,452	198,120	28,331
Change in fair value of convertible senior notes	31,188	(323,474)	—	—
Share of income from subsidiaries	(4,055,054)	(93,252)	4,165,946	595,723
Exchange (gain)/loss	(10,831)	26,914	6,007	859
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	(206,412)	—	—	—
Decrease in due from a related party	3,454	—	—	—
(Increase)/decrease in other current assets	34	—	31	5
Increase/(Decrease) in due to subsidiaries	25,829	(412)	—	—
Increase/(decrease) in other current liabilities	(460)	10	(3,462)	(496)
Net cash used in operating activities	(182,213)	(16,222)	(9,292)	(1,329)

Cash flows from investing activities:
Cash collection for loans from subsidiaries	553,984	633,977	370,108	52,925
Cash paid for loans to subsidiaries	—	—	(7,087)	(1,013)
Net cash used in investing activities	553,984	633,977	363,021	51,912

Cash flows from financing activities:
Proceeds from exercise of share options	—	3,691	—	—
Repurchase of shares	(79,282)	(874,964)	(3,970)	(568)
Repayments of borrowing	—	(543,675)	(162,140)	(23,186)
Proceeds from bank borrowings	179,425	526,390	—	—
Dividend distribution	(559,599)	(547,686)	(486,826)	(69,615)
Dividends received from a subsidiary (offset with loans to the subsidiary)	—	550,880	277,000	39,610
Net cash provided by/(used in) financing activities	(459,456)	(885,364)	(375,936)	(53,759)

Effect of foreign exchange rate changes on cash and cash equivalents	9,934	(22,767)	(5,337)	(762)

Net decrease in cash and cash equivalents	(77,751)	(290,376)	(27,542)	(3,938)
Cash and cash equivalents, beginning of year	492,440	414,689	124,313	17,776
Cash and cash equivalents, end of year	414,689	124,313	96,771	13,838

Supplemental disclosure of non-cash investing and financing cash flow information
Conversion of convertible senior notes to ordinary shares	247,290	465,167	—	—
Offset of dividend receivable with loans to a subsidiary	—	610,000	—	—

For the years ended December 31, 2023, no cash dividend was paid to the Company by its consolidated subsidiaries, unconsolidated subsidiaries, nor 50% or less owned persons accounted for by the equity method. For the year ended December 31, 2024, cash dividends of RMB1,161 million were declared and paid to the Company by its consolidated subsidiary, respectively. For the year ended December 31, 2025, cash dividends of RMB360 million were declared to the Company by its consolidated subsidiary, among which, RMB277 million was paid to the Company and the remaining RMB83 million was recorded as receivable due from the subsidiary.

For the year ended December 31, 2023, the board of directors of the Company declared a cash dividend of US$0.375 per ordinary share, or US$1.50 per American Depositary Share (the “ADS”). The total amount of cash to be distributed for the dividend was US$79 million (equivalents to RMB560 million).

For the year ended December 31, 2024, the board of directors of the Company declared a cash dividend of US$0.375 per ordinary share, or US$1.50 per American Depositary Share (the “ADS”). The total amount of cash to be distributed for the dividend was US$77 million (equivalents to RMB548 million).

For the year ended December 31, 2025, the board of directors of the Company declared a cash dividend of US$0.325 per ordinary share, or US$1.30 per American Depositary Share (the “ADS”). The total amount of cash to be distributed for the dividend was US$68.1 million (equivalents to RMB487 million).